INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Current:
Federal					$ 0	$ 0
State					0	0
Current Income Tax Expense (Benefit)					0	0
Deferred:
Federal					(2,651,809)	(2,626,791)
State					(563,409)	(540,796)
Deferred Income Tax Expense (Benefit)					(3,215,218)	(3,167,587)
Change in Valuation Allowance					3,215,218	(3,167,587)
Income tax provision					$ (0)	$ (0)